Goodwill and Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Finite Lived Intangible Assets [Line Items]
Intangible Assets, Gross Carrying Value	$ 11,012
Intangible assets, net	10,279	$ 1,590
Finite-Lived Intangible Assets, Gross Carrying Value	10,477	1,654
Accumulated Amortization	(733)	(64)
Finite-Lived Intangible Assets, Net Carrying Value	9,744	$ 1,590
In-Process Research and Development [Member]
Finite Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets, Net Carrying Value	$ 535
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	9 years	10 years
Finite-Lived Intangible Assets, Gross Carrying Value	$ 1,546	$ 1,546
Accumulated Amortization	(174)	(58)
Finite-Lived Intangible Assets, Net Carrying Value	$ 1,372	$ 1,488
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	6 years	7 years
Finite-Lived Intangible Assets, Gross Carrying Value	$ 108	$ 108
Accumulated Amortization	(17)	(6)
Finite-Lived Intangible Assets, Net Carrying Value	$ 91	$ 102
Capitalized Software [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	3 years
Finite-Lived Intangible Assets, Gross Carrying Value	$ 8,823
Accumulated Amortization	(542)
Finite-Lived Intangible Assets, Net Carrying Value	$ 8,281